Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000011302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,654	$ 10,855	$ 11,329	$ 11,814	$ 11,595	$ 12,669	$ 11,901	$ 11,928	$ 12,451	$ 12,674
C000038561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000011299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,635	10,824	11,294	11,767	11,531	12,597	11,823	11,839	12,348	12,569
C000199773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,654	10,855	11,331	11,831	11,609	12,690	11,927	11,960	12,491	12,731
C000038562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,587	$ 10,742	$ 10,861	$ 11,557	$ 12,017	$ 12,586	$ 11,731	$ 11,788	$ 12,103	$ 12,349
California Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Customized Reference Benchmark